Eaton Vance

Greater China Growth Fund

November 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.6%

Security	Shares	Value
China — 58.0%
Banks — 1.8%
China Merchants Bank Co., Ltd., Class H(1)	228,000	$1,766,301

		$1,766,301

Beverages — 3.3%
Kweichow Moutai Co., Ltd., Class A	3,800	$1,151,665
Nongfu Spring Co., Ltd., Class H(1)	180,000	1,032,974
Wuliangye Yibin Co., Ltd., Class A	32,100	1,099,178

		$3,283,817

Biotechnology — 0.8%
Innovent Biologics, Inc.(1)(2)	93,000	$821,598

		$821,598

Electrical Equipment — 1.4%
NARI Technology Co., Ltd., Class A	208,420	$1,353,212

		$1,353,212

Entertainment — 3.2%
Bilibili, Inc., Class Z (2)	19,960	$1,313,078
Mango Excellent Media Co., Ltd.	265,900	1,819,057

		$3,132,135

Food Products — 3.5%
Foshan Haitian Flavouring & Food Co., Ltd., Class A	64,896	$1,145,286
Fu Jian Anjoy Foods Co., Ltd., Class A	52,600	1,434,843
Guangdong Haid Group Co., Class A	82,298	829,312

		$3,409,441

Health Care Equipment & Supplies — 1.1%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	18,800	$1,062,386

		$1,062,386

Health Care Providers & Services — 2.3%
Aier Eye Hospital Group Co., Ltd., Class A	209,289	$1,406,761
Hygeia Healthcare Holdings Co., Ltd.(1)	113,000	871,677

		$2,278,438

Household Durables — 7.2%
Gree Electric Appliances, Inc., Class A	273,446	$1,482,291
Haier Smart Home Co., Ltd., Class H	1,228,000	4,582,388
Midea Group Co., Ltd., Class A	94,900	1,013,280

		$7,077,959

Insurance — 3.8%
Ping An Insurance (Group) Co. of China, Ltd., Class H	532,500	$3,691,419

		$3,691,419

Security	Shares	Value
Interactive Media & Services — 11.6%
Tencent Holdings, Ltd.	195,700	$11,413,039

		$11,413,039

Internet & Direct Marketing Retail — 4.0%
Meituan, Class B(1)(2)	65,000	$1,975,629
Pinduoduo, Inc. ADR(2)	29,797	1,981,500

		$3,957,129

Life Sciences Tools & Services — 2.7%
Wuxi Biologics Cayman, Inc.(1)(2)	196,000	$2,643,998

		$2,643,998

Machinery — 1.6%
Jiangsu Hengrui Medicine Co., Ltd.	123,600	$1,530,156

		$1,530,156

Pharmaceuticals — 1.6%
Jiangsu Hengrui Medicine Co., Ltd.	193,000	$1,523,374

		$1,523,374

Specialty Retail — 2.8%
China Tourism Group Duty Free Corp., Ltd., Class A	59,200	$1,911,507
Pop Mart International Group Ltd.(1)(2)	123,200	846,450

		$2,757,957

Textiles, Apparel & Luxury Goods — 5.3%
ANTA Sports Products, Ltd.	136,000	$2,171,747
Li Ning Co., Ltd.	113,000	1,278,097
Shenzhou International Group Holdings, Ltd.	95,300	1,789,529

		$5,239,373

Total China (identified cost $41,348,373)		$56,941,732

Hong Kong — 23.5%
Beverages — 1.9%
China Resources Beer Holdings Co., Ltd.	224,000	$1,837,396

		$1,837,396

Capital Markets — 4.1%
Hong Kong Exchanges & Clearing, Ltd.	73,621	$4,048,523

		$4,048,523

Equity Real Estate Investment Trusts (REITs) — 2.2%
Link REIT	252,100	$2,185,397

		$2,185,397

Food Products — 2.6%
China Mengniu Dairy Co., Ltd.(2)	451,000	$2,527,672

		$2,527,672

Hotels, Restaurants & Leisure — 2.6%
Galaxy Entertainment Group, Ltd.(2)	237,000	$1,288,433
Sands China, Ltd.(2)	562,400	1,285,257

		$2,573,690

Security		Shares	Value
Insurance — 10.1%
AIA Group, Ltd.		937,400	$9,868,424

			$9,868,424

Total Hong Kong (identified cost $12,464,740)			$23,041,102

Taiwan — 12.1%
Semiconductors & Semiconductor Equipment — 12.1%
Taiwan Semiconductor Manufacturing Co., Ltd.		557,839	$11,864,497

			$11,864,497

Total Taiwan (identified cost $3,981,582)			$11,864,497

Total Common Stocks (identified cost $57,794,695)			$91,847,331

Equity-Linked Securities(3)(4) — 1.0%

Security	Maturity Date	Shares	Value
China — 1.0%
Leader Harmonious Drive Systems Co., Ltd.	10/12/22	37,818	$1,026,185

Total Equity-Linked Securities (identified cost $785,733)			$1,026,185

Short-Term Investments — 7.2%

Description		Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(5)		7,040,020	$7,039,316

Total Short-Term Investments (identified cost $7,039,333)			$7,039,316

Total Investments — 101.8% (identified cost $65,619,761)			$99,912,832

Other Assets, Less Liabilities — (1.8)%			$(1,735,304)

Net Assets — 100.0%			$98,177,528

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2021, the aggregate value of these securities is $9,958,627 or 10.1% of the Fund’s net assets.

(2)	Non-income producing security.

(3)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (UBS AG) in addition to the market risk of the underlying security.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At November 30, 2021, the aggregate value of these securities is $1,026,185 or 1.0% of the Fund’s net assets.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2021.

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open derivative instruments at November 30, 2021.

At November 30, 2021, the value of the Fund’s investment in affiliated funds was $7,039,316, which represents 7.2% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended November 30, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$—	$26,979,420	$(19,939,620)	$(467)	$(17)	$7,039,316	$481	7,040,020

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$—	$14,545,174		$—	$14,545,174
Consumer Discretionary	1,981,500	19,624,608		—	21,606,108
Consumer Staples	—	11,058,326		—	11,058,326
Financials	—	19,374,667		—	19,374,667
Health Care	—	8,329,794		—	8,329,794
Industrials	—	2,883,368		—	2,883,368
Information Technology	—	11,864,497		—	11,864,497
Real Estate	—	2,185,397		—	2,185,397
Total Common Stocks	$1,981,500	$89,865,831	*	$—	$91,847,331
Equity-Linked Securities – China	$—	$1,026,185		$—	$1,026,185
Short-Term Investments	—	7,039,316		—	7,039,316
Total Investments	$1,981,500	$97,931,332		$—	$99,912,832

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Equity-linked securities are generally valued based on the value of the underlying equity security or instrument.

Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the current value of the underlying security, less transactional costs. Aside from market risk of the underlying security, there is the risk that the issuer of an equity-linked security may default on its obligation under the security. In addition, the Fund may be unable to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. Income received on equity-linked securities is recorded as dividend income.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.